Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (1) (2)	Compensation Actually Paid for PEO (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (2) (4)	Average Compensation Actually Paid to Non-PEO NEOs (3) (4)	Value of $100 investment in Company based on: Total Shareholder Return	Net Loss
2025	6,805,500	262,500	280,851	70,351	$391	$72,074,794
Transition Period	307,793	9,353,479	2,530,468	4,645,193	$633	$43,613,971
2024	1,790,497	2,337,134	539,442	526,097	$38	$24,052,629
2023	826,352	826,352	916,280	296,903	$22	$27,087,737

Named Executive Officers, Footnote
(1)Jeffrey Thompson, Chief Executive Officer, was the PEO for all fiscal years.
(4)During 2025, there were two Non-PEO NEO's, Chris Ericson, Chief Operating Officer, Geoffrey Hitchcock, Chief Revenue Officer. During the Transition Period, there were three Non-PEO NEO’s, Leah Lunger, Former Chief Financial Officer, Geoffrey Hitchcock, Chief Revenue Officer, and George Matus, Former Chief Technology Officer. During 2024, there were four Non-PEO NEO’s, Joseph Hernon, Former Chief Financial Officer, Allan Evans, Former Chief Operating Officer, Leah Lunger, Former Chief Financial Officer, and George Matus, Former Chief Technology Officer. During 2023, there were two Non-PEO NEO’s, Allan Evans, Former Chief Operating Officer, and Joseph Hernon, Former Chief Financial Officer.

PEO Total Compensation Amount	$ 1,790,497	$ 307,793	$ 6,805,500	$ 826,352
PEO Actually Paid Compensation Amount	2,337,134	9,353,479	$ 262,500	826,352
Adjustment To PEO Compensation, Footnote
A reconciliation of Compensation reported per SCT to that reported for CAP is as follows:

	2025		Transition Period		2024		2023
	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,805,500	$280,851	$307,793	$2,530,468	$1,790,497	$539,442	$826,352	$916,280
Less: Equity awards reported in Summary Compensation Table	(6,543,000)	(210,500)	-	(2,349,417)	(1,323,750)	(344,973)	(347,582)	(551,930)
Fair value of Equity Awards Issued in indicated Fiscal Year, as of:
Date of vesting in indicated Fiscal Year	-	-	-	761,500	-	44,783	347,582	221,190
End of indicated Fiscal Year, if unvested	-	-	-	3,533,750	1,870,387	262,953	-	-
Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of:		-
Date of vesting in current Fiscal Year	-	-	(102,369)	35,757	-	(1,839)	-	534,166
End of current Fiscal Year, if unvested	-	-	9,148,055	133,135	-	25,730	-	(822,803)
Compensation Actually Paid (CAP)	$262,500	$70,351	$9,353,479	$4,645,193	$2,337,134	$526,097	$826,352	$296,903

Non-PEO NEO Average Total Compensation Amount	539,442	2,530,468	$ 280,851	916,280
Non-PEO NEO Average Compensation Actually Paid Amount	526,097	4,645,193	$ 70,351	296,903
Adjustment to Non-PEO NEO Compensation Footnote
A reconciliation of Compensation reported per SCT to that reported for CAP is as follows:

	2025		Transition Period		2024		2023
	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs	Jeffrey Thompson	Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$6,805,500	$280,851	$307,793	$2,530,468	$1,790,497	$539,442	$826,352	$916,280
Less: Equity awards reported in Summary Compensation Table	(6,543,000)	(210,500)	-	(2,349,417)	(1,323,750)	(344,973)	(347,582)	(551,930)
Fair value of Equity Awards Issued in indicated Fiscal Year, as of:
Date of vesting in indicated Fiscal Year	-	-	-	761,500	-	44,783	347,582	221,190
End of indicated Fiscal Year, if unvested	-	-	-	3,533,750	1,870,387	262,953	-	-
Change in Fair Value of Equity Awards Issued in Prior Fiscal Year as of:		-
Date of vesting in current Fiscal Year	-	-	(102,369)	35,757	-	(1,839)	-	534,166
End of current Fiscal Year, if unvested	-	-	9,148,055	133,135	-	25,730	-	(822,803)
Compensation Actually Paid (CAP)	$262,500	$70,351	$9,353,479	$4,645,193	$2,337,134	$526,097	$826,352	$296,903

Total Shareholder Return Amount	38	633	$ 391	22
Net Income (Loss)	(24,052,629)	(43,613,971)	$ (72,074,794)	(27,087,737)
PEO Name			Jeffrey Thompson
Additional 402(v) Disclosure	Amounts in this column represent the “Total” column set forth above in the Summary Compensation Table (“SCT”). See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The Amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,323,750)	0	$ (6,543,000)	(347,582)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,870,387	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	9,148,055	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	347,582
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(102,369)	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(344,973)	(2,349,417)	(210,500)	(551,930)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	262,953	3,533,750	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,730	133,135	0	(822,803)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,783	761,500	0	221,190
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,839)	$ 35,757	$ 0	$ 534,166